Vessels, net/Advances for vessel acquisition/Assets held for sale, Assets Held for Sale (Details) - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 15, 2023	Apr. 28, 2023
Assets Held for Sale [Abstract]
Gain on sale of vessels		$ 40,548,776	$ 0
M/T Wonder Avior [Member]
Assets Held for Sale [Abstract]
Sales price					$ 30,100,000
M/T Wonder Avior [Member] | Plan [Member]
Assets Held for Sale [Abstract]
Gain on sale of vessels	$ 18,500,000
M/T Wonder Musica [Member]
Assets Held for Sale [Abstract]
Sales price				$ 28,000,000
M/T Wonder Musica [Member] | Plan [Member]
Assets Held for Sale [Abstract]
Gain on sale of vessels	$ 17,000,000
M/T Wonder Avior and M/T Wonder Musica [Member]
Assets Held for Sale [Abstract]
Carrying value of vessels		21,118,904
Deferred charges held for sale		1,446,607
Inventory held for sale		102,573
Impairment charges		$ 0